Long-term debt	9 Months Ended
Sep. 30, 2024
Long-term debt
Long-term debt

8.    Long-term debt

As of September 30, 2024 and December 31, 2023, long-term debt consisted of the following:

Long-term debt

in € THOUS

	September 30,	December 31,
	2024	2023

Schuldschein loans	225,964	228,759
Bonds	6,648,399	6,676,465
Accounts Receivable Facility	—	22,857
Other	302,953	519,481
Long-term debt	7,177,316	7,447,562
Less current portion	(942,868)	(487,699)
Long-term debt, less current portion	6,234,448	6,959,863

Accounts Receivable Facility

The Company maintained an accounts receivable securitization program (Accounts Receivable Facility) with a maximum capacity of $900,000 (€768,049 at the date of execution) and an ending term date of August 11, 2024. On May 31, 2024, the Company voluntarily terminated the Accounts Receivable Facility.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at September 30, 2024 and December 31, 2023:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2024		September 30, 2024

Accounts Receivable Facility	$—	€—	$—	€—

	Maximum amount available(1)		Balance outstanding(2)
	December 31, 2023		December 31, 2023

Accounts Receivable Facility	$900,000	€814,482	$25,000	€22,624

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $28,332 (€25,640) at December 31, 2023. These letters of credit are not included above as part of the balance outstanding at December 31, 2023. However, the letters reduced available borrowings under the Accounts Receivable Facility.

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of September 30, 2024. On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,959,184 in the last year.